Selected Financial Data of Pemex (Tables)	9 Months Ended
Sep. 30, 2021
Text Block [Abstract]
Disclosure of Consolidated Unaudited Preliminary Financial Statements

	As of and for the period ended
	December 31,	September 30, (1)
	2020	2020	2021
		(millions of pesos)
Statement of Comprehensive Income Data
Net sales	n.a.	704,835	1,049,699
Operating income	n.a.	25,127	249,549
Financing income	n.a.	9,521	20,084
Financing cost	n.a.	(130,197)	(110,412)
Derivative financial instruments income (cost), net	n.a.	2,003	(21,632)
Foreign exchange (loss), net	n.a.	(383,467)	(23,408)
Net (loss)	n.a.	(605,175)	(100,238)
Statement of Financial Position Data
Cash and cash equivalents	39,990	n.a.	39,641
Total assets	1,928,488	n.a.	2,051,739
Long-term debt (2)	1,867,630	n.a.	1,826,843
Total long-term liabilities (3)	3,560,805	n.a.	3,308,682
Total equity (deficit)	(2,404,727)	n.a.	(2,090,667)
Statement of Cash Flows Data
Depreciation and amortization	n.a.	99,181	100,620
Acquisition of wells, pipelines, properties, plant and equipment (4)	n.a.	(90,783)	(128,736)

Note:	n.a. = Not applicable.
(1)	Derived from September 2021 and 2020 interim financial statements, which are unaudited.
(2)	As of September 30, 2021 and December 31, 2020, long-term debt does not include short-term indebtedness of Ps. 468,639 million and Ps. 391,097 million respectively.
(3)	As of September 30, 2021 and December 31, 2020, total long-term liabilities do not include short-term liabilities of Ps. 833,723 million and Ps. 772,410 million respectively.
(4)	Includes capitalized finance cost.
Source: PEMEX’s unaudited condensed consolidated interim financial statements.